Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.7%
	Apartments – 49.9%
50,768	American Campus Communities Inc	$2,459,710
95,503	American Homes 4 Rent, Class A	3,640,574
57,285	Apartment Income REIT Corp	2,796,081
54,700	Apartment Investment and Management Co, Class A	374,695
17,352	AvalonBay Communities Inc	3,845,897
26,118	Camden Property Trust	3,851,621
5,111	Centerspace	482,990
47,603	Equity Residential	3,852,035
12,059	Essex Property Trust Inc	3,855,745
38,434	Independence Realty Trust Inc	782,132
95,799	Invitation Homes Inc	3,671,976
20,462	Mid-America Apartment Communities Inc	3,821,278
8,247	NexPoint Residential Trust Inc	510,324
73,387	UDR Inc	3,888,043
	Total Apartments	37,833,101
	Diversified – 1.0%
30,938	Washington Real Estate Investment Trust	765,715
	Hotels – 19.0%
77,504	Apple Hospitality REIT Inc	1,219,138
17,720	Chatham Lodging Trust (2)	217,070
77,012	DiamondRock Hospitality Co (2)	727,763
11,812	Hersha Hospitality Trust (2)	110,206
247,962	Host Hotels & Resorts Inc (2)	4,049,219
86,311	Park Hotels & Resorts Inc (2)	1,651,993
47,942	Pebblebrook Hotel Trust	1,074,380
60,772	RLJ Lodging Trust	903,072
20,097	Ryman Hospitality Properties Inc (2)	1,682,119
60,080	Service Properties Trust	673,497
38,922	Summit Hotel Properties Inc (2)	374,819
80,091	Sunstone Hotel Investors Inc (2)	956,287
41,637	Xenia Hotels & Resorts Inc (2)	738,640
	Total Hotels	14,378,203
	Manufactured Homes – 9.4%
45,805	Equity LifeStyle Properties Inc	3,577,371

Nuveen Short-Term REIT ETF (NURE) (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Manufactured Homes (continued)
19,202	Sun Communities Inc	$3,554,290
	Total Manufactured Homes	7,131,661
	Self-Storage – 20.4%
72,815	CubeSmart	3,527,887
20,789	Extra Space Storage Inc	3,492,344
28,581	Life Storage Inc	3,279,384
29,767	National Storage Affiliates Trust	1,571,400
12,101	Public Storage	3,595,207
	Total Self-Storage	15,466,222
	Total Long-Term Investments (cost $73,970,239)	75,574,902
	Other Assets Less Liabilities – 0.3%	193,231
	Net Assets – 100%	$75,768,133
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$75,574,902	$ —	$ —	$75,574,902

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT	Real Estate Investment Trust
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